Note 33 - Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information in non-controlling interests [text block]
	2017	2016	2015

Current assets	15,559	13,151	10,386
Non-current assets	82,798	65,823	50,613
Current liabilities	(16,232)	(8,698)	(6,497)
Non-current liabilities	(23,041)	(20,185)	(13,621)
Net assets	59,084	50,091	40,881

Carrying amount of NCI	5,944	3,708	1,504

Revenue	69,762	61,992	48,977
Profit	15,506	15,800	5,000
Total comprehensive income	15,506	15,800	5,000

Profit allocated to NCI	2,512	2,559	811
Dividend paid to NCI	(406)	(355)	-